Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2020
Entity Registrant Name	BNY Mellon Ultra Short Income Fund
Entity Central Index Key	0000804887
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 24, 2021
Document Effective Date	Mar. 31, 2021
Prospectus Date	Mar. 31, 2021
Institutional Shares Prospectus | BNY Mellon Ultra Short Income Fund | Institutional Shares
Prospectus:
Trading Symbol	DSYDX
Class Z & D Prospectus | BNY Mellon Ultra Short Income Fund | Class Z
Prospectus:
Trading Symbol	DSIGX
Class Z & D Prospectus | BNY Mellon Ultra Short Income Fund | Class D
Prospectus:
Trading Symbol	DSDDX